Average Annual Total Returns - FidelitySAIHighIncomeFund-PRO - FidelitySAIHighIncomeFund-PRO - Fidelity SAI High Income Fund	Jun. 29, 2023
Fidelity SAI High Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(10.96%)
Since Inception	(5.49%)	[1]
Fidelity SAI High Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.75%)
Since Inception	(7.18%)	[1]
Fidelity SAI High Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.46%)
Since Inception	(4.82%)	[1]
ML040
Average Annual Return:
Past 1 year	(11.21%)
Since Inception	(5.11%)	[1]

[1]	A From May 13, 2021